SHAREHOLDERS' EQUITY (Schedule Of Grant of Options) (Details) - Employees, officers, directors, service providers and consultants [Member] - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
January 7, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[1]		$ 32,000
Exercise price range, Upper Range			$ 17.52
Vesting period			1 year
Expiration			7 years
February 17, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[1]		$ 419,000
Exercise price range, Upper Range	[2]		$ 9.845
Expiration			7 years
February 17, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
February 17, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
March 15, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[1]		$ 2,572,300
Exercise price range, Upper Range	[2]		$ 9.845
Expiration			7 years
March 15, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
March 15, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
May 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount			$ 151,000
Exercise price range, Upper Range			$ 12.16
Expiration			7 years
May 5, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
May 5, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
November 11, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[3]		$ 13,000
Exercise price range, Upper Range			$ 21.615
Expiration			7 years
November 11, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
November 11, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
February 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		$ 511,500
Exercise price range, Upper Range
February 9, 2021 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
February 9, 2021 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
May 6, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		$ 23,500
Exercise price range, Upper Range
Vesting period		2 years
July 27, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		$ 9,000
Exercise price range, Upper Range
Vesting period		1 year 6 months

[1]	Net of options granted in March 2020
[2]	Modification of share-based compensation
[3]	GIBF Options